INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Jan. 31, 2020
INTANGIBLE ASSETS AND GOODWILL [abstract]
INTANGIBLE ASSETS AND GOODWILL

14.     INTANGIBLE ASSETS AND GOODWILL

	Licenses	Branding	Customer relationships	Start up costs	Total

Cost
Balance,January 31, 2018 and 2017	$—	$—	$—	$—	$—
Additions from acquisitions	12,060,274	—	1,540,447	7,783	13,608,504
Balance,January 31, 2019	$12,060,274	$—	$1,540,447	$7,783	$13,608,504
Additions from acquisitions	1,071,750	1,331,804	1,174,468	—	3,578,022
Impairment of intangibles	(428,626)	(391,759)	(715,875)	—	(1,536,260)
Balance,January 31, 2020	$12,703,398	$940,045	$1,999,040	$7,783	$15,650,266
Accumulated Amortization
Balance,January 31, 2018 and 2017	$—	$—	$—	$—	$—
Amortization expense	(214,171)	—	(25,674)	(79)	(239,924)
Balance,January 31, 2019	(214,171)	—	(25,674)	(79)	(239,924)
Amortization expense	(2,228,051)	(33,295)	(443,641)	(729)	(2,705,716)
Balance,January 31, 2020	$(2,442,222)	$(33,295)	$(469,315)	$(808)	$(2,945,640)
Carrying amount, January 31, 2019	$11,846,103	$—	$1,514,773	$7,704	$13,368,580
Carrying amount, January 31, 2020	$10,261,176	$906,750	$1,529,725	$6,975	$12,704,626

Total amortization expense from intangible assets for the year ended January 31, 2020 is $2,705,716 (2019 - $239,924) (2018-Nil). Of the total expense, $309,633 was allocated to inventory during the years ended January 31, 2020 (2019 -  Nil) (2018-  Nil).

The continuity of the Goodwill for the years ended January 31, 2020, 2019 and 2018 is as follows:

	Eco Firma	Phantom	Silver State	Megawood	Swell
	Farms, LLC	Farms	Companies	Enterprises	Companies	Total
	Oregon	Oregon	Nevada	Oregon	Oregon
Balance, January 31, 2018 and 2017	$—	$—	$—	$—	$—	$—
Additions from acquisitions	5,160,741	—	28,541,323	689,328	—	34,391,392
Impairment of Goodwill	(5,160,741)	—	—	—	—	(5,160,741)
Balance, January 31, 2019	—	—	28,541,323	689,328		29,230,651
Additions from acquisitions	—	8,009,248	—	—	13,676,649	21,685,897
Impairment of Goodwill	—	(8,009,248)	—	(689,328)	(13,676,649)	(22,375,225)
Balance, January 31, 2020	$—	$—	$28,541,323	$—	$—	$28,541,323

As a result of capitalized goodwill the Company tested each of the cash-generating units ("CGUs") for impairment at year end.

At January 31, 2020, the estimated recoverable amount of the Oregon geographic CGU was lower than the segment's carrying value.  The Company recognized an impairment loss for the Oregon CGU totaling $22,375,225 of goodwill, and $1,536,260 of intangibles; this loss has been treated as Impairment of goodwill and intangible assets on the Consolidated Statement of Loss and Comprehensive Loss.

At January 31, 2019, the estimated recoverable amount of the Oregon geographic CGU was lower than the segment's carrying value.  The Company recognized an impairment loss on goodwill for the Oregon CGU totaling $5,160,741; this loss has been treated as Impairment of goodwill and intangible assets on the Consolidated Statement of Loss and Comprehensive Loss.